Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Organization and Nature of Operations
Organization and Nature of Operations. Kaiser Aluminum Corporation (together with its subsidiaries, unless the context otherwise requires, the “Company”) specializes in the production of semi-fabricated specialty aluminum products, with its operations consisting of one reportable segment in the aluminum industry, Fabricated Products. The Company also owns a 49% non-controlling interest in Anglesey Aluminium Limited (“Anglesey”), which owns and operates a secondary aluminum remelt and casting facility in Holyhead, Wales. See Note 15 for additional information regarding the Company's reportable segment and its other business units.

Recent Acquisitions
Recent Acquisitions. In January 2011, the Company acquired the manufacturing facility and related assets of Alexco, L.L.C. (“Alexco”) in Chandler, Arizona (the “Chandler, Arizona (Extrusion) facility”). The Chandler, Arizona (Extrusion) facility manufactures hard alloy extrusions for the aerospace industry and is a well established supplier of aerospace extrusions. The acquisition positions the Company in a significant market segment that provides a natural complement to its product offerings for aerospace applications (see Note 5).
In August 2010, the Company acquired the manufacturing facility and related assets of Nichols Wire, Incorporated (“Nichols”) in Florence, Alabama (the “Florence, Alabama facility”). The Florence, Alabama facility manufactures bare mechanical alloy wire products, nails and aluminum rod and expands the Company's offerings of small diameter rod, bar and wire products to the Company's core end market segments for aerospace and high strength products, general engineering products and extrusions for automotive applications (see Note 5).

Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, and are prepared in accordance with United States generally accepted accounting principles (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”). Intercompany balances and transactions are eliminated. The consolidated financial statements include the results of manufacturing facilities acquired by the Company from the effective date of each acquisition.
The Company suspended the use of the equity method of accounting with respect to its ownership in Anglesey commencing in the quarter ended September 30, 2009. As a result, the Company did not record equity in income from Anglesey for any of the periods presented herein. The carrying amount of the Company's investment in Anglesey was zero at both December 31, 2011 and December 31, 2010. The Company does not anticipate resuming the use of the equity method of accounting with respect to its investment in Anglesey during the next 12 months.

Use of Estimates in the Preparation of Financial Statements
Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in accordance with GAAP requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities known to exist as of the date the financial statements are published, and the reported amounts of revenues and expenses during the reporting period. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of the Company’s consolidated financial statements; accordingly, it is possible that the actual results could differ from these estimates and assumptions, which could have a material effect on the reported amounts of the Company’s consolidated financial position and results of operations.

Recognition of Sales
Recognition of Sales. Sales are generally recognized on a gross basis when title, ownership and risk of loss pass to the buyer and collectability is reasonably assured. A provision for estimated sales returns from, and allowances to, customers is made in the same period as the related revenues are recognized, based on historical experience or the specific identification of an event necessitating a reserve.
From time to time, in the ordinary course of business, the Company may enter into agreements with customers in which the Company, in return for a fee, agrees to reserve certain amounts of its existing production capacity for the customer, defer an existing customer purchase commitment into future periods and reserve certain amounts of its expected production capacity in those periods for the customer, or cancel or reduce existing commitments under existing contracts. These agreements may have terms or impact periods exceeding one year.
Certain of the capacity reservation and commitment deferral agreements provide for periodic, such as quarterly or annual, billing for the duration of the contract. For capacity reservation agreements, the Company recognizes revenue ratably over the period of the capacity reservation. Accordingly, the Company may recognize revenue prior to billing reservation fees. Unbilled receivables are included within Trade receivables on the Company's Consolidated Balance Sheets (see Note 2). For commitment deferral agreements, the Company recognizes revenue upon the earlier occurrence of the related sale of product or the end of the commitment period. In connection with other agreements, the Company may collect funds from customers in advance of the periods for which (i) the production capacity is reserved, (ii) commitments are deferred, (iii) commitments are reduced or (iv) performance is completed, in which event the recognition of revenue is deferred until the fee is earned. Any unearned fees are included within Other accrued liabilities or Long-term liabilities, as appropriate, on the Company's Consolidated Balance Sheets (see Note 2).

Stock-Based Compensation
Stock-Based Compensation. Stock-based compensation in the form of service-based awards is provided to executive officers, certain employees and directors, and is accounted for at fair value. The Company measures the cost of services received in exchange for an award of equity instruments based on the grant-date fair value of the award and the number of awards expected to ultimately vest. The cost of an award is recognized as an expense over the requisite service period of the award on a straight-line basis. The Company has elected to amortize compensation expense for equity awards with graded vesting using the straight-line method (see Note 10).
The Company also grants performance-based awards to executive officers and other key employees. These awards are subject to performance requirements pertaining to the Company's economic value added (“EVA”) performance, measured over specified three-year performance periods. The EVA is a measure of the excess of the Company's adjusted pre-tax operating income for a particular year over a pre-determined percentage of the adjusted net assets of the immediately preceding year, as defined in the Company's annual long-term incentive (“LTI”) programs. The number of performance shares, if any, that will ultimately vest and result in the issuance of common shares depends on the average annual EVA achieved for the specified three-year performance periods. The fair value of performance-based awards is measured based on the most probable outcome of the performance condition, which is estimated quarterly using the Company's forecast and actual results. The Company expenses the fair value, after assuming an estimated forfeiture rate, over the specified three-year performance periods on a ratable basis (see Note 10).

Shipping and Handling Costs	Shipping and Handling Costs. Shipping and handling costs are recorded as a component of Cost of products sold excluding depreciation, amortization and other items.
Advertising Costs
Advertising Costs. Advertising costs, which are included in Selling, administrative, research and development, and general, are expensed as incurred. Advertising costs for 2011, 2010 and 2009 were $0.4, $0.3, and $0.4, respectively.

Research and Development Costs
Research and Development Costs. Research and development costs, which are included in Selling, research and development, and general, are expensed as incurred. Research and development costs for 2011, 2010 and 2009 were $6.1, $4.9, and $4.4, respectively.

Major Maintenance Activities	Major Maintenance Activities. All of the major maintenance costs are accounted for using the direct expensing method.
Cash and Cash Equivalents
Cash and Cash Equivalents. The Company considers only those short-term, highly liquid investments with original maturities of 90 days or less when purchased to be cash equivalents. The Company’s cash equivalents consist primarily of funds in savings accounts, demand notes, money market accounts and other highly liquid investments, which are classified within Level 1 of the fair value hierarchy.

Restricted Cash
Restricted Cash. The Company is required to keep certain amounts on deposit relating to workers’ compensation and other agreements. The Company accounts for such deposits as restricted cash (see Note 2).

Trade Receivables and Allowance for Doubtful Accounts
Trade Receivables and Allowance for Doubtful Accounts. Trade receivables primarily consist of amounts billed to customers for products sold. Accounts receivable are generally due within 30 days. For the majority of its receivables, the Company establishes an allowance for doubtful accounts based upon collection experience and other factors. On certain other receivables where the Company is aware of a specific customer’s inability or reluctance to pay, an allowance for doubtful accounts is established against amounts due, to reduce the net receivable balance to the amount the Company reasonably expects to collect. However, if circumstances change, the Company’s estimate of the recoverability of accounts receivable could be different. Circumstances that could affect the Company’s estimates include, but are not limited to, customer credit issues and general economic conditions. Accounts are written off once deemed to be uncollectible. Any subsequent cash collections relating to accounts that have been previously written off are typically recorded as a reduction to total bad debt expense in the period of payment.

Inventories
Inventories. Inventories are stated at the lower of cost or market value. Finished products, work-in-process and raw material inventories are stated on the last-in, first-out (“LIFO”) basis. The Company recorded net non-cash LIFO inventory (benefits) charges of approximately $(7.1), $16.5 and $8.7 during 2011, 2010 and 2009, respectively. These amounts are primarily a result of changes in metal prices and changes in inventory volumes. The excesses of current cost over the stated LIFO value of inventory at December 31, 2011 and December 31, 2010 were $29.4 and $36.4, respectively. Other inventories, principally operating supplies and repair and maintenance parts, are stated at average cost. Inventory costs consist of material, labor and manufacturing overhead, including depreciation. Abnormal costs, such as idle facility expenses, freight, handling costs and spoilage, are accounted for as current period charges. All of the Company's inventories at December 31, 2011 and December 31, 2010 were included in the Fabricated Products segment (see Note 2 for the components of inventories).

Property, Plant and Equipment - Net
Property, Plant, and Equipment - Net. Property, plant and equipment is recorded at cost (see Note 2). Construction in progress is included within Property, plant, and equipment - net in the Consolidated Balance Sheets. Interest related to the construction of qualifying assets is capitalized as part of the construction costs. The aggregate amount of interest capitalized is limited to the interest expense incurred in the period. The amount of interest expense capitalized as construction in progress was $1.3, $2.8 and $2.7 during 2011, 2010 and 2009, respectively.
Depreciation is computed using the straight-line method at rates based on the estimated useful lives of the various classes of assets. Capital lease assets and leasehold improvements are depreciated on a straight-line basis over the shorter of the estimated useful lives of the assets or the lease term. The principal estimated useful lives, are as follows:

	Range (in years)
Land improvements	3	-	25
Buildings and leasehold improvements	15	-	45
Machinery and equipment	1	-	24
Capital lease assets	3
Depreciation expense is not included in Cost of products sold, excluding depreciation, amortization and other items, but is included in Depreciation and amortization on the Statements of Consolidated Income. For 2011, 2010 and 2009, the Company recorded depreciation expense of $22.7, $19.4 and $16.2, respectively, relating to the Company's operating facilities in its Fabricated Products segment. An immaterial amount of depreciation expense was also recorded in the Company's Corporate and Other for all periods presented herein.

Property, Plant and Equipment, Impairment
Property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset or group of assets may not be recoverable. The Company regularly assesses whether events and circumstances with the potential to trigger impairment have occurred and relies on a number of factors, including operating results, business plans, economic projections, and anticipated future cash flow, to make such assessments. The Company uses an estimate of the future undiscounted cash flows of the related asset or asset group over the estimated remaining life of such asset(s) in measuring whether the asset(s) are recoverable. Measurement of the amount of impairment, if any, is based on the difference between the carrying value of the asset(s) and the estimated fair value of such asset(s). Fair value is determined through a series of standard valuation techniques.
During 2010, the Company recorded a $2.0 impairment charge to write down the carrying amount of idled equipment to represent its estimated fair value and a $1.9 impairment charge in connection with the sale of its Greenwood, South Carolina facility. Such asset impairment charges are included in Other operating charges (benefits), net in the Statements of Consolidated Income and are included in the Fabricated Products segment. Further, the Company also recorded additional impairment charges relating to property, plant and equipment in connection with its restructuring plans (see Note 16).
Property, plant and equipment held for future development are presented as idled assets. Such assets are evaluated for impairment on a held-and-used basis. Depreciation expense is not adjusted when assets are temporarily idled. See “Fair Values of Non-financial Assets and Liabilities” in Note 13 for additional information regarding idled assets included in property, plant and equipment.

Available for Sale Securities
Available for Sale Securities. Included in Other assets are certain marketable debt and equity securities, classified as available for sale securities (see Note 2). Such securities are invested in various investment funds and managed by a third-party trust in connection with the Company's deferred compensation program (see Note 8). Such securities are recorded at fair value (see “Available for Sale Securities” in Note 13), with net unrealized gains and losses, net of income taxes, reflected in other comprehensive earnings as a component of Stockholders' equity.

Deferred Financing Costs
Deferred Financing Costs. Costs incurred in connection with debt financing are deferred and amortized over the estimated term of the related borrowing. Such amortization is included in Interest expense and may be capitalized as part of construction in progress (see Note 2).

Goodwill and Intangible Assets
Goodwill and Intangible Assets. Goodwill is tested for impairment on an annual basis, as well as on an interim basis, as warranted, at the time of relevant events and changes in circumstances. Intangible assets with definite lives are initially recognized at fair value and subsequently amortized over the estimated useful lives to reflect the pattern in which the economic benefits of the intangible assets are consumed. In the event the pattern cannot be reliably determined, the Company uses a straight-line amortization method. Whenever events or changes in circumstances indicate that the carrying amount of the intangible assets may not be recoverable, the intangible assets are reviewed for impairment.

The Company's accounting policy was to perform its annual goodwill impairment test during the third quarter, with the most recent annual goodwill impairment test completed as of September 1, 2011. During the fourth quarter of 2011, the Company elected to change its accounting policy to begin performing the annual goodwill impairment test on December 1 in order to better align its impairment testing procedures with the completion of the Company's annual financial and strategic planning process, which includes the preparation of long-term cash flow projections. The Company believes this change in accounting principle is preferable because these long-term cash flow projections are a key component in its annual goodwill impairment test and the change allows for the use of more recent financial information. This change did not accelerate, delay, avoid or cause a goodwill impairment charge and does not result in adjustments to our consolidated financial statements when applied retrospectively. During 2011, the Company tested its goodwill for impairment as of September 1, 2011 and December 1, 2011, and concluded there was no impairment of the carrying value of goodwill. During 2010, the Company concluded there was no impairment of the carrying value of goodwill.

Conditional Asset Retirement Obligations
 Conditional Asset Retirement Obligations (“CAROs”). The Company has CAROs at several of its fabricated products facilities. The vast majority of such CAROs consist of incremental costs that would be associated with the removal and disposal of asbestos (all of which is believed to be fully contained and encapsulated within walls, floors, roofs, ceilings or piping) at certain of the Company’s older facilities if such facilities were to undergo major renovation or be demolished. The Company, in accordance with Accounting Standards Codification ("ASC") Topic 410, Asset Retirement and Environmental Obligations, estimates incremental costs for special handling, removal and disposal costs of materials that may or will give rise to CAROs and then discounts the expected costs back to the current year using a credit-adjusted, risk-free rate. The Company recognizes liabilities and costs for CAROs even if it is unclear when or if CAROs will be triggered. When it is unclear when or if CAROs will be triggered, the Company uses probability weighting for possible timing scenarios to determine the probability-weighted amounts that should be recognized in the Company’s consolidated financial statements (see Note 13).

Self Insurance of Employee Health and Workers' Compensation Liabilities
Self Insurance of Employee Health and Workers' Compensation Liabilities. The Company is primarily self-insured for group health insurance and workers' compensation benefits provided to employees. The Company purchases stop-loss insurance to protect against annual health insurance claims per individual and at an aggregate level. Self insurance liabilities are estimated for claims incurred-but-not-paid based on judgment, using the Company's historical claim data and information and analysis provided by actuarial and claim advisors, the Company's insurance carriers and other professionals. The Company accounts for accrued liability relating to workers' compensation claims on a discounted basis. The discount rates used in estimating the liabilities were 1.00% and 4.75% and the undiscounted workers' compensation liabilities were $24.3 and $20.6 at December 31, 2011 and December 31, 2010, respectively. The accrued liabilities for health insurance and workers' compensation is included in Other accrued liabilities or Long-term liabilities, as appropriate (see Note 2).

Environmental Contingencies
Environmental Contingencies. With respect to environmental loss contingencies, the Company records a loss contingency whenever a contingency is probable and reasonably estimatable. Accruals for estimated losses from environmental remediation obligations are generally recognized at no later than the completion of the remedial feasibility study. Such accruals are adjusted as information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Accruals for expected environmental costs are included in Other accrued liabilities or Long-term liabilities, as appropriate (see Note 2). Environmental expense relating to continuing operations is included in Cost of products sold, excluding depreciation, amortization and other items in the Statements of Consolidated Income. Environmental expense relating to non-operating locations is included in Selling, administrative, research and development, and general in the Statements of Consolidated Income.

Derivative Financial Instruments
 Derivative Financial Instruments. Hedging transactions using derivative financial instruments are primarily designed to mitigate the Company's exposure to changes in prices for certain products sold and consumed by the Company and, to a lesser extent, to mitigate the Company's exposure to changes in foreign currency exchange rates. From time to time, the Company also enters into hedging arrangements in connection with financing transactions to mitigate financial risks.
The Company does not utilize derivative financial instruments for trading or other speculative purposes. The Company's derivative activities are initiated within guidelines established by management and approved by the Company's Board of Directors. Hedging transactions are executed centrally on behalf of all of the Company's business units to minimize transaction costs, monitor consolidated net exposures and allow for increased responsiveness to changes in market factors.
The Company recognizes all derivative instruments as assets or liabilities in its Consolidated Balance Sheets and measures these instruments at fair value by “marking-to-market” all of its hedging positions at each period's end (see Note 13). Because the Company does not meet the documentation requirements for hedge (deferral) accounting, unrealized and realized gains and losses associated with hedges of operational risks are reflected as a reduction or increase, respectively, in Cost of products sold, excluding depreciation, amortization and other items, and unrealized and realized gains and losses relating to hedges of financing transactions are reflected as a component of Other income (expense) (see Note 18). See Note 12 for additional information about realized and unrealized gains and losses relating to the Company's derivative financial instruments.

Fair Value Measurement
 Fair Value Measurement. The Company applies the provisions of Accounting Standards Update (“ASU”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring the fair value of its derivative contracts, plan assets invested by certain of the Company’s employee benefit plans and its cash convertible senior notes (see Note 13).
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between (i) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (ii) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 — Inputs that are both significant to the fair value measurement and unobservable.

Income Taxes
 Income Taxes. Deferred income taxes reflect the future tax effect of temporary differences between the carrying amount of assets and liabilities for financial and income tax reporting and are measured by applying statutory tax rates in effect for the year during which the differences are expected to reverse. In accordance with ASC Topic 740, Income Taxes, the Company uses a “more likely than not” threshold for recognition of tax attributes that are subject to uncertainties and measures any reserves in respect of such expected benefits based on their probability. Deferred tax assets are reduced by a valuation allowance to the extent it is more likely than not that the deferred tax assets will not be realized (see Note 7).

Earnings Per Share
Earnings per Share. ASC Topic 260, Earnings Per Share (“ASC 260”), defines unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents (whether paid or unpaid) as participating securities and requires inclusion of such securities in the computation of earnings per share pursuant to the two-class method. ASC 260 mandates the application of the foregoing principles to all financial statements issued for fiscal years beginning after December 2008 and requires retrospective application.
Basic earnings per share is computed by dividing distributed and undistributed earnings allocable to common shares by the weighted-average number of common shares outstanding during the applicable period. The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The shares owned by a voluntary employee’s beneficiary association (“VEBA”) for the benefit of certain union retirees, their surviving spouses and eligible dependents (the “Union VEBA”) that are subject to transfer restrictions, while treated in the Consolidated Balance Sheets as being similar to treasury stock (i.e., as a reduction in Stockholders’ equity), are included in the computation of basic weighted-average number of common shares outstanding because such shares were irrevocably issued and have full dividend and voting rights. Diluted earnings per share is calculated as the more dilutive result of computing earnings per share under: (i) the treasury stock method or (ii) the two-class method (see Note 14).

Concentration of Credit Risk
Concentration of Credit Risk. Financial arrangements which potentially subject the Company to concentrations of credit risk consist of metal, currency, electricity and natural gas derivative contracts, certain cash-settled call options that the Company purchased in March 2010 (the “Call Options”) (see Note 3), and arrangements related to the Company's cash equivalents. If the market value of the Company's net commodity and currency derivative positions with certain counterparties exceeds the applicable threshold, if any, the counterparty is required to post margin by transferring cash collateral in excess of the threshold to the Company. Conversely, if the market value of these net derivative positions falls below a specified threshold, the Company is required to post margin by transferring cash collateral below the threshold to certain counterparties. At both December 31, 2011 and December 31, 2010, the Company had no margin deposits with or from its counterparties.
The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts used in hedging activities as well as failure of counterparties to return cash collateral previously transferred to the counterparties. The counterparties to the Company's derivative contracts are major financial institutions, and the Company does not expect nonperformance by any of its counterparties.
The Company places its cash in bank deposits and money market funds with high credit quality financial institutions which invest primarily in commercial paper and time deposits of prime quality, short-term repurchase agreements, and U.S. government agency notes. The Company has not experienced losses on its temporary cash investments.

Leases
 Leases. For leases that contain predetermined fixed escalations of the minimum rent, the Company recognizes the related rent expense on a straight-line basis from the date it takes possession of the property to the end of the initial lease term. The Company records any difference between the straight-line rent amounts and the amount payable under the lease as part of deferred rent, in Other accrued liabilities or Long-term liabilities, as appropriate. Deferred rent for all periods presented was not material.

Foreign Currency
 Foreign Currency. One of the Company’s foreign subsidiaries uses the local currency as its functional currency; its assets and liabilities are translated at exchange rates in effect at the balance sheet date; and its statement of operations is translated at weighted-average monthly rates of exchange prevailing during the year. Resulting translation adjustments are recorded directly to a separate component of stockholders’ equity in accordance with ASC Topic 830, Foreign Currency Matters. Where the U.S. dollar is the functional currency of a foreign facility or subsidiary, re-measurement adjustments are recorded in Other income (expense). At both December 31, 2011 and December 31, 2010, the amount of translation adjustment relating to the foreign subsidiary using local currency as its functional currency was immaterial.

New Accounting Pronouncements
 New Accounting Pronouncements. In December 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-28, Intangibles - Goodwill and Other, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (“ASU 2010-28”). ASU 2010-28 amends Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any events or circumstances that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The adoption of ASU 2010-28 in the quarter ending March 31, 2011 did not have an impact on the Company's consolidated financial statements.
ASU No. 2010-29, Business Combinations, Disclosure of Supplementary Pro Forma Information for Business Combinations (“ASU 2010-29”), was issued in December 2010 to provide clarification regarding pro forma revenue and earnings disclosure requirements for business combinations. ASU 2010-29 specifies that if a public entity presents comparative financial statements, the entity should disclose only revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. This ASU also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company adopted ASU 2010-29 during the first interim reporting period of 2011 as it relates to pro forma disclosure of the Company's acquisition of the Chandler, Arizona (Extrusion) facility, effective January 1, 2011 (see Note 5).
ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), was issued in May 2011. This ASU represents the converged guidance of the FASB and the International Accounting Standards Board on fair value measurement. ASU 2011-04 sets forth common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The provisions in this ASU are to be applied prospectively. For public entities, this ASU becomes effective during interim and annual periods beginning after December 15, 2011. Early adoption by public entities is not permitted. The Company expects to adopt the provisions of ASU 2011-04 for the interim period ending March 31, 2012 and does not anticipate the adoption of this ASU to have a material impact on its consolidated financial statements.
ASU No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), was issued in June 2011 to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a single continuous statement of comprehensive income or two separate but consecutive statements. Under either option, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. ASU 2011-05 does not change the items that are required to be reported in other comprehensive income or the timing to reclassify an item from other comprehensive income to net income and is required to be applied retrospectively. For public entities, this ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Early adoption is permitted. The Company adopted the provisions of ASU 2011-05 for the fiscal year ending December 31, 2011 and applied the two-statement approach, presenting components of net income and total net income in the statement of income and the components and total of other comprehensive income along with a total for comprehensive income in the statement of other comprehensive income.
ASU No. 2011-08, Testing Goodwill for Impairment ("ASU 2011-08"), was issued in September 2011 to simplify the testing for goodwill impairment for both public and nonpublic entities. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company adopted the provisions of ASU 2011-08 for the interim period ending September 30, 2011. The adoption of ASU 2011-08 did not have a material impact on the Company's consolidated financial statements.
ASU No. 2011-09, Disclosures about an Employer's Participation in a Multiemployer Plan ("ASU 2011-09"), was issued in September 2011 and requires employers to provide additional disclosures regarding their participation in multiemployer pension plans to increase the transparency of their participation and awareness of the commitments and risks involved in participating in such plans. While previous rules require primarily disclosures relating to employers' historical contributions to the plans, ASU 2011-09 requires employers to disclose, among other things, (i) the amount of employer contributions made to each significant plan and to all plans in the aggregate, (ii) whether the employer's contributions represent more than 5% of total contributions to the plan, (iii) whether any such plans are subject to a funding improvement plan, (iv) the expiration dates of collective bargaining agreements and any minimum funding arrangements, and (v) the nature and effect of any changes affecting the comparability of any period in which a statement of income is presented. ASU 2011-09 applies to nongovernmental entities that participate in multiemployer plans and is effective for annual periods for fiscal years ending after December 15, 2011. Early adoption is permitted. ASU 2011-09 is to be applied retrospectively for all prior periods presented. The Company adopted the provisions of ASU 2011-09 for the fiscal year ending December 31, 2011. See Note 9 for detailed disclosure regarding the Company's participation in various multiemployer pension plans.
ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), was issued in November 2011. This ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to adopt ASU 2011-11for reporting periods beginning on or after January 1, 2013. The Company does not anticipate the adoption of ASU 2011-11 to have a material impact on its financial statements.
ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 ("ASU 2011-12"), was issued in December 2011 to defer the requirement under ASU 2011-05 to present reclassification adjustments in the Statement of Consolidated Income and does not affect the effective date of any other requirements under ASU 2011-05. The Company has adopted the new disclosure requirement in ASU 2011-05 to disclose the components and total of other comprehensive income as its own separate statement and deferred the disclosure requirement relating to reclassification adjustments as permitted under ASU 2011-12.